Provision for post-employment benefits - Fair Value of Assets and Assessed Present Value of Liabilities in Pension Plans (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [abstract]
Fair value of assets allocation, Equities	9.10%	13.40%	17.30%
Fair value of assets allocation, Bonds	64.80%	55.90%	60.60%
Fair value of assets allocation, Insured annuities	10.80%	19.20%	6.80%
Fair value of assets allocation, Property	0.10%	0.10%	0.20%
Fair value of assets allocation, Cash	3.70%	1.10%	4.80%
Fair value of assets allocation, Other	11.50%	10.30%	10.30%
Total fair value of assets allocation	100.00%	100.00%	100.00%
Fair value of assets, Equities	£ 76.5	£ 124.6	£ 161.9
Fair value of assets, Bonds	544.9	520.0	566.0
Fair value of assets, Insured annuities	90.9	178.5	63.5
Fair value of assets, Property	0.9	1.3	1.6
Fair value of assets, Cash	31.1	9.9	44.9
Fair value of assets, Other	96.3	95.7	96.3
Total fair value of assets	840.6	930.0	934.2
Present value of liabilities	(1,024.0)	(1,135.4)	(1,209.8)
Deficit in the plans	(183.4)	(205.4)	(275.6)
Irrecoverable surplus	(0.9)	(0.9)	(0.9)
Net liability	(184.3)	(206.3)	(276.5)
Plans in surplus	42.8	43.9	28.0
Plans in deficit	£ (227.1)	£ (250.2)	£ (304.5)